UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period:  April 30, 2024

Item 1. Reports to Stockholders.

(a)

Ticker Symbols
	Investor Class	Institutional Class	IS Class
Jackson Square
Large-Cap Growth Fund	JSPJX	JSPIX	DPLGX

Jackson Square
SMID-Cap Growth Fund	JSMVX	JSMTX	DCGTX

Semi-Annual Report
www.jspfunds.com	April 30, 2024

(This Page Intentionally Left Blank.)

Jackson Square Large-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2024(3)

	1-Year	3-Years	5-Years	10-Years	Since Inception(1)
IS Class	39.42%	1.22%	10.90%	10.87%	8.82%
Institutional Class	39.25%	1.14%	10.75%	10.71%	8.71%
Investor Class	38.98%	0.93%	10.51%	10.45%	8.43%
Russell 1000® Growth Index(2)	31.80%	8.48%	16.46%	15.48%	10.70%

(1)
The Jackson Square Large-Cap Growth Fund (the “Fund”) acquired the assets and assumed the liabilities of the Delaware U.S. Growth Fund, a series of Delaware Group Adviser Funds (the “Predecessor Fund”), effective at the close of business on April 16, 2021 (the “Reorganization”), and the Predecessor Fund is the accounting and performance history survivor of the Reorganization. The performance information shown for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. Prior to April 16, 2021, the Adviser served as sub-adviser to the Predecessor Fund. The IS Class performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The performance shown for the Investor Class Shares has been adjusted so that it does not reflect the Predecessor Fund’s 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Performance shown for the periods prior to the inception of the Institutional Class and IS Class is based on the performance of the Investor Class shares, adjusted for the lower expenses applicable to the Institutional and IS classes. The Investor Class commenced operations on December 3, 1993, the Institutional Class commenced operations on February 3, 1994 and the IS Class commenced operations on May 2, 2016.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

(3)
During the 3rd quarter of 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund's investment performance. On the day the proceeds were received, the IS Class, Institutional Class, and Investor Class had their NAV positively impacted by 5.81%, 5.79%, and 5.84% respectively. This is a one-time event that is not likely to be repeated.

Jackson Square Large-Cap Growth Fund

The following is expense information for the Large-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2024:

IS Class Gross Expense Ratio: 0.75%	Net Expense Ratio: 0.64%
Institutional Class Gross Expense Ratio: 0.85%	Net Expense Ratio: 0.74%
Investor Class Gross Expense Ratio: 1.10%	Net Expense Ratio: 0.99%

Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, including but not limited to litigation expenses and judgements and indemnification expense) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. Expenses that were waived prior to April 16, 2021, may not be recouped. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2024
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2024
(% of Net Assets)

Microsoft	11.9%
Amazon.com	8.2%
NVIDIA	7.7%
Alphabet	6.3%
Mastercard – Class A	5.0%
Visa – Class A	4.4%
CME Group	4.2%
Waste Management	4.0%
Canadian Pacific Kansas City	3.6%
Uber Technologies	3.6%
ServiceNow	3.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2024

	1-Year	5-Years	10-Years	Since Inception(1)
IS Class	3.78%	-0.81%	7.01%	8.68%
Institutional Class	3.67%	-0.92%	6.93%	8.59%
Investor Class	3.39%	-1.17%	6.64%	8.31%
Russell 2500® Growth Index(2)	13.53%	6.97%	9.10%	9.19%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016 and the Investor Class commenced operations on September 19, 2016. Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’s shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the SMID-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2024:

IS Class Gross Expense Ratio: 0.86%	Net Expense Ratio: 0.87%
Institutional Class Gross Expense Ratio: 0.96%	Net Expense Ratio: 0.97%
Investor Class Gross Expense Ratio: 1.21%	Net Expense Ratio: 1.22%

Jackson Square SMID-Cap Growth Fund

Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2025. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or the Adviser.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2024
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2024
(% of Net Assets)

New York Times – Class A	5.1%
Clean Harbors	4.3%
SiteOne Landscape Supply	4.2%
Wyndham Hotels & Resorts	4.2%
Wix.com	3.8%
Howmet Aerospace	3.7%
Bio-Techne	3.7%
Entegris	3.6%
Graco	3.5%
Okta	3.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, Shareholder Servicing Plan fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 – April 30, 2024).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Large-Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2023)	(4/30/2024)	(11/1/2023 to 4/30/2024)
IS Class Actual(2)	$1,000.00	$1,258.00	$3.59
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.68	$3.22

Institutional Class Actual(2)	$1,000.00	$1,258.60	$4.16
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.18	$3.72

Investor Class Actual(2)	$1,000.00	$1,256.30	$5.33
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.14	$4.77

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.64%, 0.74% and 0.95% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2024 of 25.88%, 25.80% and 25.63% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2024

SMID-Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2023)	(4/30/2024)	(11/1/2023 to 4/30/2024)
IS Class Actual(2)(3)	$1,000.00	$1,147.40	$4.70
IS Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,020.49	$4.42

Institutional Class Actual(2)(3)	$1,000.00	$1,147.40	$5.23
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,019.99	$4.92

Investor Class Actual(2)(3)	$1,000.00	$1,145.40	$6.56
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,018.75	$6.17

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.88%, 0.98% and 1.23% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2024 of 14.74%, 14.74% and 14.54% for the IS Class, Institutional Class and Investor Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $4.65, $5.18, and $6.51 for the IS Class, Institutional, and Investor Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $4.37, $4.87, and $6.12 for the IS Class, Institutional, and Investor Class, respectively.

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2024

Description	Shares	Value
COMMON STOCKS – 99.5%

Communication Services – 6.3%
Alphabet – Class A	80,794	$13,151,647

Consumer Discretionary – 8.2%
Amazon.com(a)	97,312	17,029,600

Financials – 19.2%
CME Group	41,412	8,681,612
KKR & Co.	58,428	5,437,894
Mastercard – Class A	22,872	10,319,846
S&P Global	14,895	6,193,788
Visa – Class A	34,262	9,203,116
		39,836,256
Health Care – 14.8%
Danaher	19,314	4,763,219
Edwards Lifesciences(a)	76,899	6,511,038
Eli Lilly & Co.	5,126	4,003,919
Intuitive Surgical(a)	14,386	5,331,739
IQVIA Holdings(a)	16,929	3,923,634
Veeva Systems – Class A(a)	30,298	6,015,971
		30,549,520
Industrials – 16.1%
Boeing(a)	31,857	5,346,879
Canadian Pacific Kansas City	95,987	7,528,261
Copart(a)	89,420	4,856,400
Uber Technologies(a)	111,855	7,412,631
Waste Management	39,574	8,232,183
		33,376,354
Information Technology – 29.2%(b)
Advanced Micro Devices(a)	35,266	5,585,429
Datadog – Class A(a)	23,308	2,925,154
Microsoft	63,530	24,734,135
NVIDIA	18,523	16,004,242
ServiceNow(a)	9,827	6,813,354
Workday – Class A(a)	17,840	4,365,983
		60,428,297

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2024

Description	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Materials – 3.7%
Corteva	45,404	$2,457,719
Linde PLC	11,693	5,156,145
		7,613,864
Real Estate – 2.0%
SBA Communications	22,331	4,156,246
TOTAL COMMON STOCKS
(Cost $138,583,800)		206,141,784

TOTAL INVESTMENTS – 99.5%
(Cost $138,583,800)		206,141,784
Money Market Deposit Account – 1.0%(c)		2,115,270
Liabilities in Excess of Other Assets – (0.5)%		(953,681)
TOTAL NET ASSETS – 100.0%		$207,303,373

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 3.27%.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2024

Description	Shares	Value
COMMON STOCKS – 99.8%

Communication Services – 8.1%
New York Times – Class A	551,846	$23,745,933
Warner Music Group – Class A	423,166	13,964,478
		37,710,411
Consumer Discretionary – 4.1%
Wyndham Hotels & Resorts	264,629	19,452,878

Consumer Staples – 3.4%
Grocery Outlet Holding(a)	610,749	15,861,152

Financials – 13.2%
Kinsale Capital Group	23,471	8,525,841
LendingClub(a)	1,551,830	11,669,762
LPL Financial Holdings	49,877	13,423,397
MarketAxess Holdings	78,512	15,709,465
Ryan Specialty Holdings	257,843	12,721,974
		62,050,439
Health Care – 19.5%
Bio-Techne	275,755	17,430,473
Charles River Laboratories International(a)	64,533	14,778,057
Masimo(a)	76,133	10,233,037
Medpace Holdings(a)	20,478	7,952,631
Molina Healthcare(a)	29,834	10,206,211
Pacific Biosciences of California(a)	1,622,021	2,676,335
Shockwave Medical(a)	43,526	14,371,850
Stevanato Group	480,514	13,473,613
		91,122,207
Industrials – 23.3%
Clean Harbors(a)	105,131	19,917,068
Graco	204,030	16,363,206
Hexcel	202,533	13,004,644
Howmet Aerospace	262,290	17,507,858
SiteOne Landscape Supply(a)	124,422	19,520,567
Westinghouse Air Brake Technologies	71,213	11,470,990
WillScot Mobile Mini Holdings(a)	305,698	11,298,598
		109,082,931

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2024

Description	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Information Technology – 28.2%(b)
Appfolio – Class A(a)	22,385	$5,076,470
AppLovin – Class A(a)	202,912	14,319,500
Aspen Technology(a)	81,934	16,130,347
Axcelis Technologies(a)	110,563	11,445,482
Bill.com Holdings(a)	214,454	13,373,351
Elastic(a)	116,501	11,908,732
Entegris	127,504	16,947,832
Lattice Semiconductor(a)	126,240	8,660,064
Okta(a)	175,044	16,275,591
Wix.com(a)	148,939	17,704,379
		131,841,748
TOTAL COMMON STOCKS
(Cost $407,162,813)		467,121,766

TOTAL INVESTMENTS – 99.8%
(Cost $407,162,813)		467,121,766
Money Market Deposit Account – 0.2%(c)		806,553
Other Assets in Excess of Liabilities – 0.0%(d)		206,344
TOTAL NET ASSETS – 100.0%		$468,134,663

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 3.27%.

(d)	Represents less than 0.05% of net assets.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2024

	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$138,583,800	$407,162,813
At value	$206,141,784	$467,121,765
Cash Equivalent	2,115,270	806,554
Dividends & interest receivable	25,081	71,285
Dividend tax reclaim receivable	66,122	—
Receivable for investment securities sold	529,656	724,217
Receivable for capital shares sold	14,849	87,713
Prepaid expenses	22,397	38,615
Total Assets	208,915,159	468,850,149
LIABILITIES:
Payable for investment securities purchased	1,173,007	—
Payable for capital shares redeemed	104,220	103,855
Payable to investment adviser	78,654	297,111
Payable for fund administration & accounting fees	54,194	117,421
Payable for compliance fees	4,105	4,102
Payable for transfer agent fees & expenses	38,241	73,465
Payable for custody fees	2,745	11,426
Accrued distribution and/or shareholder service fees	111,995	50,220
Payable for audit fees	11,367	11,367
Accrued expenses	33,258	46,519
Total Liabilities	1,611,786	715,486
NET ASSETS	$207,303,373	$468,134,663
NET ASSETS CONSIST OF:
Paid-in capital	144,915,592	923,402,673
Total distributable earnings (accumulated loss)	62,387,781	(455,268,010)
Total net assets	$207,303,373	$468,134,663
IS Class Shares:
Net Assets	$13,481,084	$299,867,066
Shares issued and outstanding(1)	605,147	17,046,149
Net asset value, offering price, and redemption price per share	$22.28	$17.59
Institutional Class Shares:
Net Assets	$105,708,976	$141,685,625
Shares issued and outstanding(1)	4,828,321	8,091,866
Net asset value, offering price, and redemption price per share	$21.89	$17.51
Investor Class Shares:
Net Assets	$88,113,313	$26,581,972
Shares issued and outstanding(1)	5,064,670	1,555,340
Net asset value, offering price, and redemption price per share	$17.40	$17.09

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2024

	Large-Cap	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$776,562	$1,547,283
Less: Foreign taxes withheld	(4,346)	—
Interest income	50,345	86,108
Total investment income	822,561	1,633,391

EXPENSES:
Investment advisory fees (See Note 4)	588,518	2,168,869
Fund administration & accounting fees (See Note 4)	79,014	179,527
Transfer agent fees & expenses (See Note 4)	55,061	99,444
Federal & state registration fees	25,589	31,291
Postage & printing fees	10,992	12,193
Trustee fees	10,665	10,920
Audit fees	9,864	9,864
Custody fees (See Note 4)	8,372	24,265
Legal fees	6,722	5,921
Compliance fees (See Note 4)	6,188	6,188
Other expenses	5,545	7,376
Insurance fees	1,735	3,749
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	53,363	86,431
Investor Class	137,934	51,891
Total expenses before interest expense and reimbursement/waiver	999,562	2,697,929
Interest expense (See Note 9)	830	24,767
Total expenses before reimbursement/waiver	1,000,392	2,722,696
Less: reimbursement/waiver from adviser (See Note 4)	(123,446)	(43,720)
Total net expenses	876,946	2,678,976
NET INVESTMENT LOSS	(54,385)	(1,045,585)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments, including foreign currency gain (loss)	11,821,140	(19,441,764)
Net change in unrealized appreciation/depreciation
of investments and translations of foreign currency	35,659,195	111,837,888
Net realized and unrealized gain on investments	47,480,335	92,396,124

NET INCREASE IN ASSETS RESULTING FROM OPERATIONS	$47,425,950	$91,350,539

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
OPERATIONS:
Net investment loss	$(54,385)	$(71,870)
Net realized gain (loss) on investments, including foreign currency gain (loss)	11,821,140	(16,141,453)
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	35,659,195	68,952,407
Net increase in net assets resulting from operations	47,425,950	52,739,084

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	129,892	743,490
Payments for shares redeemed	(8,965,188)	(32,568,138)
Decrease in net assets resulting from IS Class transactions	(8,835,296)	(31,824,648)
Institutional Class:
Proceeds from shares sold	5,433,242	9,764,895
Payments for shares redeemed	(17,560,474)	(45,710,644)
Decrease in net assets resulting from Institutional Class transactions	(12,127,232)	(35,945,749)
Investor Class:
Proceeds from shares sold	1,912,788	3,067,693
Payments for shares redeemed	(8,916,926)	(17,240,296)
Decrease in net assets resulting from Investor Class transactions	(7,004,138)	(14,172,603)
Net decrease in net assets resulting from capital share transactions	(27,966,666)	(81,943,000)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	—
Institutional Class	—	—
Investor Class	—	—
Total distributions to shareholders	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,459,284	(29,203,916)

NET ASSETS:
Beginning of period	187,844,089	217,048,005
End of period	$207,303,373	$187,844,089

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
OPERATIONS:
Net investment loss	$(1,045,585)	$(1,943,854)
Net realized loss on investments, including foreign currency gain (loss)	(19,441,764)	(268,675,346)
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	111,837,888	265,949,147
Net increase (decrease) in net assets resulting from operations	91,350,539	(4,670,053)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	10,243,127	26,721,279
Payments for shares redeemed	(162,515,893)	(182,278,555)
Decrease in net assets resulting from IS Class transactions	(152,272,766)	(155,557,276)
Institutional Class:
Proceeds from shares sold	16,020,386	57,470,881
Payments for shares redeemed	(88,122,784)	(191,967,505)
Decrease in net assets resulting from Institutional Class transactions	(72,102,398)	(134,496,624)
Investor Class:
Proceeds from shares sold	1,237,983	2,822,848
Payments for shares redeemed	(8,189,619)	(12,271,602)
Decrease in net assets resulting from Investor Class transactions	(6,951,636)	(9,448,754)
Net decrease in net assets resulting from capital share transactions	(231,326,800)	(299,502,654)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	—
Institutional Class	—	—
Investor Class	—	—
Total distributions to shareholders	—	—
TOTAL DECREASE IN NET ASSETS	(139,976,261)	(304,172,707)

NET ASSETS:
Beginning of period	608,110,924	912,283,631
End of period	$468,134,663	$608,110,924

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2024	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2023		2022		2021		2020		2019
Per Share Data

Net asset value, beginning of period	$17.70	$13.70		$31.69		$28.72		$24.91		$26.72

Investment operations:
Net investment income (loss)(2)	0.01	0.02		(0.07)		(0.10)		0.01		0.05
Net realized and unrealized
gain (loss) on investments	4.57	3.98		(10.23)		9.16		6.25		2.59
Total from investment operations	4.58	4.00		(10.30)		9.06		6.26		2.64

Less distributions from:
Net investment income	—	—		—		—		—		—
Net realized gains	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Total distributions	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Net asset value, end of period	$22.28	$17.70		$13.70		$31.69		$28.72		$24.91

Total Return(3)	25.88%	29.20	%(4)	-41.26%		33.81	%(5)	27.39	%(5)	14.60	%(5)

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$13,481	$17,979		$40,436		$945,973		$4,539		$3,408

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(6)	0.75%	0.75%		0.63%		0.61%		0.65%		0.67%
After expense reimbursement/
waiver/recoupment(6)	0.64%	0.64%		0.63%		0.61	%(7)	0.62%		0.63%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/
waiver/recoupment(6)	0.13%	0.10%		(0.31)%		(0.17)%		0.02%		0.16%

Portfolio Turnover(3)(8)	9%	37%		35	%(9)	28%		54%		35%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in Notes to Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not Annualized for periods less than one year.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the IS Class had its NAV positively impacted by 5.81%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(8)	Portfolio turnover disclosed is for the Fund as a whole.
(9)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2024	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2023		2022		2021		2020		2019
Per Share Data

Net asset value, beginning of period	$17.40	$13.48		$31.32		$28.49		$24.78		$26.66

Investment operations:
Net investment income (loss)(1)	— (2)	0.01		(0.08)		(0.16)		(0.04)		(0.01)
Net realized and unrealized
gain (loss) on investments	4.49	3.91		(10.07)		9.08		6.20		2.58
Total from investment operations	4.49	3.92		(10.15)		8.92		6.16		2.57

Less distributions from:
Net investment income	—	—		—		—		—		—
Net realized gains	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Total distributions	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Net asset value, end of period	$21.89	$17.40		$13.48		$31.32		$28.49		$24.78

Total Return(3)	25.80%	29.08	%(4)	-41.27%		33.56	%(5)	27.10	%(5)	14.33	%(5)

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$105,709	$94,144		$105,097		$1,292,470		$2,268,085		$2,231,134

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(6)	0.86%	0.82%		0.70%		0.81%		0.89%		0.90%
After expense reimbursement/
waiver/recoupment(6)	0.74%	0.70%		0.70%		0.79	%(7)	0.84%		0.86%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/
waiver/recoupment(6)	0.03%	0.03%		(0.39)%		(0.52)%		(0.17)%		(0.07)%

Portfolio Turnover(3)(8)	9%	37%		35	%(9)	28%		54%		35%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not Annualized for periods less than one year.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 5.79%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan fees. See Note 1 in the Notes to Financial Statements.

(8)	Portfolio turnover disclosed is for the Fund as a whole.
(9)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class(1)
	Six Months Ended	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2024	October 31,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)	2023		2022		2021		2020		2019
Per Share Data

Net asset value, beginning of period	$13.85	$10.75		$26.71		$25.09		$22.15		$24.41

Investment operations:
Net investment loss(2)	(0.02)	(0.02)		(0.09)		(0.19)		(0.10)		(0.06)
Net realized and unrealized
gain (loss) on investments	3.57	3.12		(8.18)		7.90		5.49		2.25
Total from investment operations	3.55	3.10		(8.27)		7.71		5.39		2.19

Less distributions from:
Net investment income	—	—		—		—		—		—
Net realized gains	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Total distributions	—	—		(7.69)		(6.09)		(2.45)		(4.45)
Net asset value, end of period	$17.40	$13.85		$10.75		$26.71		$25.09		$22.15

Total Return(3)	25.63%	28.84	%(4)	-41.38%		33.25	%(5)	26.82	%(5)	14.04	%(5)

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$88,113	$75,721		$71,515		$169,407		$137,135		$116,986

Ratio of expenses to average net assets:
Before expense reimbursement/
waiver/recoupment(6)	1.06%	1.04%		0.91%		1.04%		1.14%		1.15%
After expense reimbursement/
waiver/recoupment(6)	0.95%	0.93%		0.90%		1.03	%(7)	1.09%		1.11%

Ratio of net investment loss
to average net assets:
After expense reimbursement/
waiver/recoupment(6)	(0.18)%	(0.19)%		(0.59)%		(0.75)%		(0.42)%		(0.32)%

Portfolio Turnover(3)(8)	9%	37%		35	%(9)	28%		54%		35%

(1)	Prior to April 16, 2021, the Investor class was known as Class A. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not Annualized for periods less than one year.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Investor Class had its NAV positively impacted by 5.84%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(8)	Portfolio turnover disclosed is for the Fund as a whole.
(9)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023		2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.33	$15.91		$38.53	$30.75	$23.88	$23.83

Investment operations:
Net investment income (loss)	(0.03)	(0.03)		(0.09)	(0.26)	(0.08)	0.01 (2)
Net realized and unrealized
gain (loss) on investments	2.29	(0.55	)(2)	(16.44)	9.98	7.99	2.70
Total from investment operations	2.26	(0.58)		(16.53)	9.72	7.91	2.71

Less distributions from:
Net investment income	—	—		—	—	(0.02)	(0.06)
Net realized gains	—	—		(6.09)	(1.94)	(1.02)	(2.60)
Total distributions	—	—		(6.09)	(1.94)	(1.04)	(2.66)
Net asset value, end of period	$17.59	$15.33		$15.91	$38.53	$30.75	$23.88

Total Return(3)	14.74%	-3.65%		-48.81%	31.80%	34.36%	14.02%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$299,867	$392,932		$552,794	$1,016,051	$650,845	$452,234

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	0.89%	0.86%		0.83%	0.82%	0.85%	0.87%
After expense
waiver/recoupment(4)	0.88%	0.87%		0.82%	0.82%	0.87%	0.87%

Ratio of expenses excluding
interest expense to average net assets:
Before expense
waiver/recoupment(4)	0.88%	0.86%		0.83%	0.82%	0.85%	0.87%
After expense
waiver/recoupment(4)	0.87%	0.86%		0.82%	0.82%	0.87%	0.87%

Ratio of net investment income (loss)
to average net assets:
After expense
waiver/recoupment(4)	(0.31)%	(0.18)%		(0.46)%	(0.84)%	(0.30)%	0.04%

Portfolio Turnover(3)(5)	28%	49%		78%	56%	49%	35%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover is disclosed for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023		2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.26	$15.86		$38.48	$30.73	$23.89	$23.81

Investment operations:
Net investment loss(1)	(0.04)	(0.05)		(0.12)	(0.29)	(0.10)	(0.01)
Net realized and unrealized
gain (loss) on investments	2.29	(0.55	)(2)	(16.41)	9.98	7.98	2.74
Total from investment operations	2.25	(0.60)		(16.53)	9.69	7.88	2.73

Less distributions from:
Net investment income	—	—		—	—	(0.02)	(0.05)
Net realized gains	—	—		(6.09)	(1.94)	(1.02)	(2.60)
Total distributions	—	—		(6.09)	(1.94)	(1.04)	(2.65)
Net asset value, end of period	$17.51	$15.26		$15.86	$38.48	$30.73	$23.89

Total Return(3)	14.74%	-3.78%		-48.89%	31.71%	34.20%	14.08%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$141,686	$186,025		$320,392	$1,039,786	$725,204	$499,461

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	0.99%	0.96%		0.92%	0.91%	0.93%	0.95%
After expense
waiver/recoupment(4)	0.98%	0.96%		0.91%	0.91%	0.95%	0.95%

Ratio of expenses excluding
interest expense to average net assets:
Before expense
waiver/recoupment(4)	0.98%	0.95%		0.92%	0.91%	0.93%	0.95%
After expense
waiver/recoupment(4)	0.97%	0.96%		0.91%	0.91%	0.95%	0.95%

Ratio of net investment loss
to average net assets:
After expense
waiver/recoupment(4)	(0.41)%	(0.28)%		(0.55)%	(0.76)%	(0.39)%	(0.04)%

Portfolio Turnover(3)(5)	28%	49%		78%	56%	49%	35%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2023		2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$14.92	$15.54		$37.93	$30.39	$23.68	$23.67

Investment operations:
Net investment loss(1)	(0.06)	(0.09)		(0.17)	(0.38)	(0.17)	(0.07)
Net realized and unrealized
gain (loss) on investments	2.23	(0.53	)(2)	(16.13)	9.86	7.91	2.70
Total from investment operations	2.17	(0.62)		(16.30)	9.48	7.74	2.63

Less distributions from:
Net investment income	—	—		—	—	(0.01)	(0.02)
Net realized gains	—	—		(6.09)	(1.94)	(1.02)	(2.60)
Total distributions	—	—		(6.09)	(1.94)	(1.03)	(2.62)
Net asset value, end of period	$17.09	$14.92		$15.54	$37.93	$30.39	$23.68

Total Return(3)	14.54%	-3.99%		-49.01%	31.36%	33.88%	13.69%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$26,582	$29,155		$39,098	$107,135	$78,325	$78,819

Ratio of expenses to average net assets:
Before expense
waiver/recoupment(4)	1.25%	1.22%		1.17%	1.17%	1.20%	1.22%
After expense
waiver/recoupment(4)	1.23%	1.22%		1.17%	1.17%	1.22%	1.22%

Ratio of expenses excluding
interest expense to average net assets:
Before expense
waiver/recoupment(4)	1.24%	1.21%		1.17%	1.17%	1.20%	1.22%
After expense
waiver/recoupment(4)	1.22%	1.21%		1.17%	1.17%	1.22%	1.22%

Ratio of net investment loss
to average net assets:
After expense
waiver/recoupment(4)	(0.67)%	(0.53)%		(0.80)%	(1.02)%	(0.65)%	(0.31)%

Portfolio Turnover(3)(5)	28%	49%		78%	56%	49%	35%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2024

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Large-Cap Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 2, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on December 1, 2003, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to Shareholder Servicing Plan fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% Shareholder Servicing Plan fee. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% Shareholder Servicing Plan fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2020.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder Servicing Plan fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Jackson Square Partners, LLC (the “Adviser”) as its “Valuation Designee” to perform all the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2024:

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$206,141,784	$—	$—	$206,141,784
Total Investment in Securities	$206,141,784	$—	$—	$206,141,784

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$467,121,766	$—	$—	$467,121,766
Total Investment in Securities	$467,121,766	$—	$—	$467,121,766

Refer to the Schedules of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2024 –	November 2024 –	November 2025 –	November 2026 –
Fund	October 2024	October 2025	October 2026	October 2027
Large-Cap Growth Fund	$—	$27,417	$227,714	$123,446
SMID-Cap Growth Fund	—	—	—	43,720

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2024, are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2024, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Large-Cap Growth Fund	$111,237
SMID-Cap Growth Fund	37,065

The Funds have entered into a Shareholder Servicing Plan agreement (the “Agreement”) with the Adviser, where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended April 30, 2024, the Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Large-Cap Growth Fund	53,363	26,697
SMID-Cap Growth Fund	86,431	14,826

6.  CAPITAL SHARE TRANSACTIONS

	Large-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2024	October 31, 2023
IS Class:
Shares sold	6,178	45,830
Shares redeemed	(416,702)	(1,980,739)
Net decrease	(410,524)	(1,934,909)
Institutional Class:
Shares sold	247,101	642,187
Shares redeemed	(827,862)	(3,027,688)
Net decrease	(580,761)	(2,385,501)
Investor Class:
Shares sold	118,115	233,481
Shares redeemed	(522,597)	(1,417,238)
Net decrease	(404,482)	(1,183,757)
Net decrease in capital shares	(1,395,767)	(5,504,167)

	SMID-Cap Growth Fund
	Period Ended	Year Ended
	April 30, 2024	October 31, 2023
IS Class:
Shares sold	563,301	1,573,393
Shares redeemed	(9,155,046)	(10,672,124)
Net decrease	(8,591,745)	(9,098,731)
Institutional Class:
Shares sold	904,968	3,349,706
Shares redeemed	(5,001,377)	(11,358,962)
Net decrease	(4,096,409)	(8,009,256)
Investor Class:
Shares sold	70,318	171,585
Shares redeemed	(469,482)	(732,535)
Net decrease	(399,164)	(560,950)
Net decrease in capital shares	(13,087,318)	(17,668,937)

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2024, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Growth Fund	$—	$—	$17,956,507	$42,024,926
SMID-Cap Growth Fund	—	—	161,472,029	388,265,603

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2023, were as follows:

			Net Unrealized
	Aggregate Gross	Aggregate Gross	Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Large-Cap Growth Fund	$43,288,588	$(12,307,267)	$30,981,321	$155,706,746
SMID-Cap Growth Fund	62,037,388	(122,546,430)	(60,509,092)	674,170,981

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2023, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net Unrealized	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Distributable
Fund	Income	Capital Gains	Losses	(Depreciation)	Earnings
Large-Cap Growth Fund	$—	$—	$(16,019,490)	$30,981,321	$14,961,831
SMID-Cap Growth Fund	—	—	(486,109,457)	(60,509,092)	(546,618,549)

As of October 31, 2023, the Large-Cap Growth Fund had a long-term capital loss carryforward of $15,749,504. The SMID-Cap Growth Fund had a short-term capital loss carryforward of $245,299,248 and a long-term capital loss carryforward of $238,914,490. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, the Funds did not defer any post-October losses. The Large-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $269,986. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $1,626,220.

The Funds did not pay a distribution during the period ended April 30, 2024.

The Funds did not pay a distribution during the year ended October 31, 2023.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2024

9.  LINE OF CREDIT

The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $75,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 19, 2024. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of April 30, 2024. The interest rate during the period was 8.50%. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2024, the Fund’s LOC activity was as follows:

Amount
			Outstanding			Date of
		Average	as of	Interest	Maximum	Maximum
Fund	LOC Agent	Borrowings	April 30, 2024	Expense	Borrowing	Borrowing
Large-Cap
Growth Fund	U.S. Bank N.A.	$ 19,308	—	$ 830	$ 2,299,000	January 16, 2024
SMID-Cap
Growth Fund	U.S. Bank N.A.	$549,692	—	$24,767	$35,564,000	December 6, 2023

10.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Jackson Square Funds

Additional Information (Unaudited)
April 30, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Jackson Square Partners, LLC
One Letterman Drive
Building A, Suite A3-200
San Francisco, California 94129

Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 3, 2024

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 3, 2024